Derivative Liability (Warrants)	6 Months Ended
Jun. 30, 2026
Derivative Liability (Warrants) [Abstract]
Derivative liability (warrants)

24. Derivative liability (warrants)

Pursuant to the Business Combination Agreement, the Company issued Company warrants (“Warrants”) as a replacement for SPAC Warrants. Note 25 of the Group’s audited consolidated financial statements for the year ended December 31, 2025 fully describes the terms of the warrants and the accounting consequences.

The warrants were initially recognized at fair value of US$7,059,150 on June 5, 2025. At December 31, 2025, the fair value of the warrant liability was US$1,333,809. During the six months ended June 30, 2026, the warrant liability increased by US$2,749,354, resulting in a fair value of US$4,083,163 as at June 30, 2026. This was recognized as a fair value loss.

The change in fair value was primarily driven by changes in the quoted market price of the Company’s warrants. All amounts are non-cash flows.

The impact of warrants on earnings per share is explained in Note 13 of the Group’s audited consolidated financial statements for the year ended December 31, 2025.